SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.	General information:

The operations of the Company are conducted through two different core activities: Location based services ("Telematics services") and Wireless communications products ("Telematics products"). These activities also represent the reportable segments of the Company.

The reportable segments are viewed and evaluated separately by Chief Operating Decision Maker (the Company's Co-Chief Executive Officers), since the marketing strategies, processes and expected long term financial performances of the segments are different.

Telematics services:
The telematics services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services that include among others, connected car, UBI (usage base insurance), personal advanced locater services and concierge services.

The Company provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:
The telematics product segment consists mainly of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2023
Revenues	234,541	85,437	319,978
Operating income	65,039	916	65,955
Assets	106,355	32,141	138,496
Goodwill	33,940	5,460	39,400
Expenditures for assets	8,837	488	9,325
Depreciation and amortization	13,346	1,433	14,779

Year ended December 31, 2022
Revenues	209,558	83,514	293,072
Operating income	56,287	2,487	58,774
Assets	99,127	33,553	132,680
Goodwill	33,990	5,520	39,510
Expenditures for assets	19,024	1,001	20,025
Depreciation and amortization	13,030	1,608	14,638

Year ended December 31, 2021
Revenues	189,649	81,235	270,884
Operating income	48,072	6,543	54,615
Assets	81,450	36,397	117,847
Goodwill	34,215	5,784	39,999
Expenditures for assets	9,404	706	10,110
Depreciation and amortization	11,650	1,903	13,553

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021

Total revenues of reportable segment and consolidated revenues	319,978	293,072	270,884

Operating income
Total operating income for reportable segments	65,955	58,774	54,615
Unallocated amounts:
Financing income, net	(1,552)	(5,944)	(5,538)
Other expense, net	2	-	(109)
Consolidated income before taxes on income	64,405	52,830	48,968

Assets
Total assets for reportable segments (*)	177,896	172,190	157,846
Other unallocated amounts:
Current assets	91,263	72,190	93,244
Investments in affiliated and other companies	2,927	2,967	2,751
Property and equipment, net	14,620	14,795	15,783
Other unallocated amounts	31,982	28,785	23,397
Consolidated total assets (at year end)	318,688	290,927	293,021

Other significant items
Total expenditures for assets of reportable segments	9,325	20,025	10,110
Unallocated amounts	4,918	6,480	6,516
Consolidated total expenditures for assets	14,243	26,505	16,626

Total depreciation, amortization and impairment for reportable segments	14,779	14,638	13,553
Unallocated amounts	6,289	5,496	4,543
Consolidated total depreciation, amortization and impairment	21,068	20,134	18,096

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2023	2022	2021

Israel	154,175	150,423	140,569
Brazil	85,622	69,091	57,764
Others	80,181	73,558	72,551
Total	319,978	293,072	270,884

	Property and equipment, net
	December 31,
(in thousands)	2023	2022	2021

Israel	12,687	13,138	14,524
Brazil	20,644	23,488	13,617
Others	8,624	8,972	7,511
Total	41,955	45,598	35,652

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2021, 2022 and 2023 there were no sales exceeding 10% of total revenues to none of the Company customers.

G.	Major product lines and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2022 and 2023:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2022			Year ended December 31, 2023
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	81,342	81,342	-	83,626	83,626
Over a period of time	209,558	2,172	211,730	234,541	1,811	236,352
	209,558	83,514	293,072	234,541	85,437	319,978

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the year ended December 31, 2021:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2021
	Telematics services	Telematics products	Total
At a point of time	-	78,947	78,947
Over a period of time	189,649	2,288	191,937
	189,649	81,235	270,884